                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004
                                               -----------------


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ]is a restatement.
                                   [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Berkowitz Capital & Company, LLC
Address:  909 Third Avenue
          New York, New York  10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

              Signature                                 Place                            Date of Signing
       /s/ Jeffrey L. Berkowitz                   New York, New York                    September 20, 2005
       ------------------------                   ------------------                    ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -

Form 13F Information Table Entry Total:         72
                                                --

Form 13F Information Table Value Total:         $42,497
                                                -------
                                                (thousands)



List of Other Included Managers:

None

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CRAMER, BERKOWITZ PARTNERS LP
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ACCOUNT HOLDINGS
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13F FILING DATA: Q4 2004, Q ENDING 12/31/04
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                             TITLE OF                 MARKET                           INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER        CLASS       CUSIP     VALUE x1000      AMOUNT    TYPE    DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAZON.COM INC                COM        23135956        37          505       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP  COM        26874957        47          610       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WAR                  COM       887317905        11          504       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC            COM        37833900       240          404       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC            COM        37833900        72          472       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTERS INC           COM        37833100      2164       33,600       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
AQUANTIVE                     COM       03839G105       901      100,800       SH         SOLE                 X
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ASK JEEVES INC                COM        45174109      1078       40,300       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
ASK JEEVES INC                CALL       45174909       110          504       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
BJ SERVICES CO                COM        55482103       312        6,700       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BROADCOM CORP                 COM       111320957       139        1,109       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
BUCYRUS INTL                  CLA       118759109       545       13,400       CLA        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
CAL-MAINE FOODS INC           COM       128030902         1          168       CALL       SOLE                                 X
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CHECK POINT SOFTWARE          COM       M22465904        52          606       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                 COM       172967951        39          741       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
COLLECTORS UNIVERSE INC       COM       19421R200      1552       76,100       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
CONSOL ENERGY INC             COM       20854P909        80          372       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
CUMULUS MEDIA INC.            CLA       231082108       760       50,400       CLA        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                      COM       278642953        52          170       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC           COM       285512959        86          673       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
EMC CORP-MASS                 COM       268648102      2746      184,700       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPARTMENT STORES   COM       31410H951        29          572       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO           COM       369604103       613       16,800       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CLA       38259P508      1950       10,100       CLA        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CLA       38259P508       165           68       CLA        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                    CLA       38259P508       519          336       CLA        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
HARLEY-DAVIDSON INC           COM       412822958        57          539       PUT        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
HEXCEL CORP                   COM       428291108       584       40,300       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
IBM                           COM       459200901        44          404       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
INSTINET GROUP INC.           COM       457750107       101       16,800       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                    COM       458140100      5890      251,800       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                    COM       458140900       257        2,016       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORPORATION             COM       458140900       212        9,405       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
INTERNET CAP STK              COM       46059C205       332       36,900       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
IVILLAGE INC                  COM       46588H105       415       67,100       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
LIONS GATE ENTERTAINMENT      COM       535919203       643       60,500       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
LONE STAR TECHNOLOGIES INC    COM       542312903       164          404       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------


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LUBRIZOL CORP                 COM       549271104       992       26,900       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
LYONDELL CHEMICAL COMPANY     COM       552078907        45        1,008       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
MASSEY ENERGY CORP            COM       576206106       234        6,700       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
MAVERICK TUBE CORP            COM       577914104       406       13,400       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                COM       594918104      1795       67,200       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
MORGAN ST DEAN WITTER & CO    COM       617446908        36          268       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                  COM       620076109       289       16,800       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                  COM       620076909        47          672       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
NETGEAR INC                   COM       64111Q904       137          402       CALL       SOLE                                 X
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NETGEAR INC                   COM       64111Q904       277        1,849       CALL       SOLE                                 X
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NEXTEL COMMUNICATIONS INC     COM       65332V903        15          235       CALL       SOLE                                 X
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NOVELL INC                    COM       670006905        10        1,344       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
NVIDIA CORP                   COM       67066G104       316       13,400       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
OLYMPIC STEEL INC             COM       68162K906        33          134       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
OMI CORP                      COM       Y6476W904        17          943       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
PROVIDE COMMERCE              COM       74373W103       126        3,400       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
RADIOSHACK CORPORATION        COM       750438903        15          673       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
REMEC INC                     COM       759543101       146       20,200       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION            COM       760975902        18          203       CALL       SOLE                                 X
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SEAGATE TECH STK              COM       G7945J904        97        1,344       CALL       SOLE                                 X
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SEAGATE TECHNOLOGY            COM       G7945J104      5801      335,900       SHS        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK                 COM       812387908        13          504       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                 COM       871503108       605       23,500       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                 COM       871503908        98          673       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
TASER INTNL                   COM       87651B954         5          236       PUT        SOLE                 X
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THE STREET.COM INC            COM       88368Q103      1762      432,000       SH         SOLE                 X
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THQ INC                       COM       872443403       539       23,500       SH         SOLE                 X
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TIME WARNER INC               COM       887317105       980       50,400       SH         SOLE                 X
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VALUECALLICK INC              COM       92046N102       537       40,300       SH         SOLE                 X
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VERITAS SOFTWARE CORP         COM       923436109       480       16,800       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CORP         COM       923436909       211          570       CALL       SOLE                                 X
------------------------------------------------------------------------------------------------------------------------------------
WABTEC INC                    COM       929740108      1358       63,700       SH         SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
WET SEAL INC                  CLA       961840105       153       67,200       CLA        SOLE                 X
------------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO            COM       983759901        11          168       CALL       SOLE                                 X
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YAHOO INC                     COM       984332106      1899       50,400       SH         SOLE                 X
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                                                     42,497
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